Expenses - Schedule of Finance and Other Income (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Finance and Other Income [Abstract]
Interest on bank deposits and held-to-maturity investments	$ 779
Notional interest on lease deposit	3,546
Interest on income tax refund			19,123
Other income	10,535
Total	$ 14,860		$ 19,123